INCOME TAXES - Reconciliation from the statutory federal income tax rate to the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Expected federal income taxes at statutory rate	21.00%
State and local income taxes	1.90%
Partnership earnings not subject to tax	(6.70%)
Change in valuation allowance	(16.20%)
Effective income tax rate	0.00%	0.00%	0.00%